INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, accumulated amortization (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Intangible assets
Balance at beginning of the year	$ (35,333,464)	$ (39,616,426)
Adjustment of opening net book amount for application of IAS 29			$ 1,200,363
Balance at end of the year	(67,342,362)	(35,333,464)	(39,616,426)
Gross carrying amount
Intangible assets
Balance at beginning of the year	(42,832,837)	(45,848,737)	(29,155,315)
Adjustment of opening net book amount for application of IAS 29			10,926,089
Of the year	32,404,339	2,855,479	4,062,514
Disposals	3,900,639	286,496	359,308
Foreign currency translation	3,758,769	(5,584,883)	2,064,127
Balance at end of the year	(78,019,203)	(42,832,837)	(45,848,737)
Property, plant and equipment depreciation
Intangible assets
Balance at beginning of the year	7,499,373	6,232,311	2,497,970
Adjustment of opening net book amount for application of IAS 29	2,388,982
Of the year		2,149,534	(2,376,919)
Disposals		(17,495)	(61,246)
Foreign currency translation	788,486	864,977	(218,305)
Balance at end of the year	10,676,841	7,499,373	6,232,311
Microbiology products
Intangible assets
Balance at beginning of the year	(2,503,631)	(2,208,117)
Adjustment of opening net book amount for application of IAS 29			202,791
Balance at end of the year	(3,996,657)	(2,503,631)	(2,208,117)
Microbiology products | Gross carrying amount
Intangible assets
Balance at beginning of the year	(3,867,593)	(3,267,200)	(2,505,864)
Adjustment of opening net book amount for application of IAS 29			841,753
Of the year	1,791,008	1,358,315	41,485
Disposals	51,716	286,496	318,949
Foreign currency translation	430,795	(471,426)	197,047
Balance at end of the year	(6,037,680)	(3,867,593)	(3,267,200)
Microbiology products | Property, plant and equipment depreciation
Intangible assets
Balance at beginning of the year	1,363,962	1,059,083	383,380
Of the year	523,992	471,135	(459,287)
Disposals		(17,495)	(20,887)
Foreign currency translation	153,069	148,761	(34,512)
Balance at end of the year	2,041,023	1,363,962	1,059,083
Trademarks and patents
Intangible assets
Balance at beginning of the year	(6,374,782)	(8,063,648)
Adjustment of opening net book amount for application of IAS 29			334,919
Balance at end of the year	(6,923,256)	(6,374,782)	(8,063,648)
Trademarks and patents | Gross carrying amount
Intangible assets
Balance at beginning of the year	(8,432,746)	(9,810,822)	(6,278,706)
Adjustment of opening net book amount for application of IAS 29			2,986,739
Of the year	4,834
Foreign currency translation	887,262	(1,378,076)	545,377
Balance at end of the year	(9,824,171)	(8,432,746)	(9,810,822)
Trademarks and patents | Property, plant and equipment depreciation
Intangible assets
Balance at beginning of the year	2,057,964	1,747,174	704,024
Of the year	626,420	556,206	(647,101)
Foreign currency translation	216,531	245,416	(61,130)
Balance at end of the year	2,900,915	2,057,964	1,747,174
Software
Intangible assets
Balance at beginning of the year	(686,965)	(994,723)
Adjustment of opening net book amount for application of IAS 29			227,264
Balance at end of the year	(1,849,041)	(686,965)	(994,723)
Software | Gross carrying amount
Intangible assets
Balance at beginning of the year	(2,088,929)	(2,149,340)	(1,444,603)
Adjustment of opening net book amount for application of IAS 29			438,703
Of the year	2,205,796	233,434	200,600
Disposals	711,441		40,359
Foreign currency translation	201,309	(293,845)	105,793
Balance at end of the year	(3,784,593)	(2,088,929)	(2,149,340)
Software | Property, plant and equipment depreciation
Intangible assets
Balance at beginning of the year	1,401,964	1,154,617	495,293
Of the year	396,207	399,090	(429,258)
Disposals			(40,359)
Foreign currency translation	137,381	151,743	(43,161)
Balance at end of the year	1,935,552	1,401,964	1,154,617
Customer loyalty
Intangible assets
Balance at beginning of the year	(16,125,208)	(19,601,656)
Adjustment of opening net book amount for application of IAS 29			435,389
Balance at end of the year	(19,404,046)	(16,125,208)	(19,601,656)
Customer loyalty | Gross carrying amount
Intangible assets
Balance at beginning of the year	(18,800,691)	(21,873,093)	(13,998,289)
Adjustment of opening net book amount for application of IAS 29			6,658,894
Foreign currency translation	1,978,138	(3,072,402)	1,215,910
Balance at end of the year	(23,203,397)	(18,800,691)	(21,873,093)
Customer loyalty | Property, plant and equipment depreciation
Intangible assets
Balance at beginning of the year	2,675,483	2,271,437	915,273
Of the year	842,363	723,103	(841,273)
Foreign currency translation	281,505	319,057	(79,502)
Balance at end of the year	$ 3,799,351	$ 2,675,483	$ 2,271,437